UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2019 to March 31, 2019.

Date of Report (Date of earliest event reported):   May 15, 2019

Commission File Number of securitizer:   Not Applicable

Central Index Key Number of securitizer:   0001714329

Upland Mortgage Acquisition Company II, LLC

Andrew M. Taffet

(203) 661-6186

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Upland Mortgage Acquisition Company II, LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on March 31, 2019.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

1 Securitizer has listed the entity that sold the loan to it as the originator. This is the entity that made the relevant representations and has the corresponding repurchase obligation. Securitizer re-underwrote each loan purchased by it as if the entity selling the loan to it had originated the loan. In some cases the entity selling a loan to Securitizer may not have been the originator of the loan. Securitizer has no ability to determine the identity of all of the originators without unreasonable effort and expense because in many cases the contract files delivered by the seller do not contain that information. To the extent the originator is not the seller, Securitizer has no recourse against that entity and has not relied in any respect on that entity’s underwriting of the loan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UPLAND MORTGAGE ACQUISITION COMPANY II, LLC
(Securitizer)

By:	/s/ Andrew M. Taffet
Name:	Andrew M. Taffet
Title:	Authorized Signatory

Date:	May 15, 2019

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.